UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND



[LOGO OMITTED]  EDGEWOOD
                MANAGEMENT LLC


EDGEWOOD GROWTH FUND
SEMI-ANNUAL REPORT                                             APRIL 30, 2006
--------------------------------------------------------------------------------

















--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedule of Investments...................................................    1

Statement of Assets and Liabilities.......................................    3

Statement of Operations...................................................    4

Statement of Changes in Net Assets........................................    5

Financial Highlights......................................................    6

Notes to Financial Statements.............................................    8

Disclosure of Fund Expenses...............................................   14

Approval of Investment Advisory Agreements................................   16

--------------------------------------------------------------------------------





The Fund will file its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's website at http://www.sec.gov, and, once filed, may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-342-7058; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2006
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
[BAR CHART OMITTED]

15.0% Information Technology
14.1% Short-Term Investment
12.4% Wireless
12.1% Healthcare
10.8% Consumer Discretionary
 8.7% Internet
 7.0% Energy
 5.5% Business Services
 3.9% Telecommunication Services
 3.6% Financials
 3.5% Consumer Staples 3.4% Industrials
+Percentages are based on total investments

--------------------------------------------------------------------------------
COMMON STOCK -- 106.3%
--------------------------------------------------------------------------------

                                                           SHARES        VALUE
                                                         ----------    ---------

BUSINESS SERVICES -- 6.8%
 Affiliated Computer Services* .........................        60     $  3,346
 Cognizant Technology Solutions, Cl A* .................       120        7,633
                                                                       --------
                                                                         10,979
                                                                       --------

CONSUMER DISCRETIONARY -- 13.4%
 Comcast, Cl A* ........................................       235        7,273
 Marriott International, Cl A ..........................       100        7,307
 Target ................................................       135        7,169
                                                                       --------
                                                                         21,749
                                                                       --------

CONSUMER STAPLES -- 4.3%
 PepsiCo ...............................................       120        6,989
                                                                       --------

ENERGY -- 8.6%
 Halliburton ...........................................       180       14,067
                                                                       --------

FINANCIALS -- 4.5%
 American Express ......................................       135        7,264
                                                                       --------

HEALTH CARE -- 14.9%
 Genzyme* ..............................................       125        7,645
 Gilead Sciences* ......................................       110        6,325
 Martek Biosciences* ...................................       230        6,831
 Zimmer Holdings* ......................................        55        3,459
                                                                       --------
                                                                         24,260
                                                                       --------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2006
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                           SHARES        VALUE
                                                         ----------    ---------
INDUSTRIAL -- 4.3%
 L-3 Communications Holdings ...........................        85     $  6,945
                                                                       --------

INFORMATION TECHNOLOGY -- 18.6%
 Apple Computer* .......................................       230       16,190
 Corning* ..............................................       510       14,091
                                                                       --------
                                                                         30,281
                                                                       --------

INTERNET -- 10.7%
 eBay* .................................................       180        6,194
 Google, Cl A* .........................................        27       11,284
                                                                       --------
                                                                         17,478
                                                                       --------

TELECOMMUNICATION SERVICES -- 4.8%
 American Tower, Cl A* .................................       230        7,852
                                                                       --------

WIRELESS -- 15.4%
 Qualcomm ..............................................       270       13,862
 Research In Motion Ltd.* ..............................       145       11,111
                                                                       --------
                                                                         24,973
                                                                       --------
  TOTAL COMMON STOCK
    (Cost $171,766) ....................................                172,837
                                                                       --------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 17.5%
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 17.5%
SEI Daily Income Trust, Prime Obligation Fund,
  Cl A, 4.790% ** (Cost $28,490)........................    28,490       28,490
                                                                       --------
  TOTAL INVESTMENTS -- 123.8%
     (Cost $200,256)....................................               $201,327
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $162,606.
  *  NON-INCOME PRODUCING SECURITY
 **  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
 CL  CLASS




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                   EDGEWOOD
                                                                  GROWTH FUND
                                                                  APRIL 30, 2006
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investment, at Market Value (Cost $200,256)..........................  $201,327
Receivable from Investment Adviser...................................     4,870
Receivable for Investment Securities Sold............................     4,532
Dividends Receivable.................................................        47
                                                                       --------
TOTAL ASSETS.........................................................   210,776
                                                                       --------

LIABILITIES:
Administration Fees Payable..........................................     7,548
Payable for Investment Securities Purchased..........................     3,386
Chief Compliance Officer Fees Payable................................     2,767
Trustees' Fees Payable...............................................     1,246
Shareholder Servicing Fees Payable...................................         7
Distribution Fees Payable............................................         7
Other Accrued Expenses...............................................    33,209
                                                                       --------
TOTAL LIABILITIES....................................................    48,170
                                                                       --------
NET ASSETS...........................................................  $162,606
                                                                       ========
NET ASSETS:
Paid-in-Capital......................................................  $161,985
Accumulated Net Investment Loss......................................       (75)
Accumulated Net Realized Loss on Investments.........................      (375)
Net Unrealized Appreciation on Investments...........................     1,071
                                                                       --------
NET ASSETS...........................................................  $162,606
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
      INSTITUTIONAL SHARES ($146,425 / 14,648 SHARES)................    $10.00
                                                                       ========
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
      RETAIL SHARES ($16,181 / 1,620 SHARES).........................     $9.99
                                                                       ========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          EDGEWOOD GROWTH
                                                         FUND FOR THE SIX MONTHS
                                                         ENDED APRIL 30, 2006
                                                         (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends............................................................  $    181
                                                                       --------
EXPENSES
Investment Advisory Fees  ..........................................        242
Administration Fees ................................................      7,548
Chief Compliance Officer Fees........................................     2,767
Trustees Fees  .....................................................      1,389
Shareholder Servicing Fees (Retail Class Shares).....................         7
Distribution Fees (Retail Class Shares)..............................         7
Offering Costs .....................................................     12,317
Transfer Agent Fees .................................................    11,455
Legal Fees ..........................................................     5,871
Registration Fees ..................................................      5,083
Printing Fees .......................................................     4,727
Audit Fees ..........................................................     3,920
Custodian Fees ......................................................       263
Insurance and other expenses ........................................     1,676
                                                                       --------
   TOTAL EXPENSES ..................................................     57,272
                                                                       --------
LESS:
Waiver of Investment Advisory Fees ..................................      (242)
Reimbursement from Investment Adviser................................   (56,722)
Fees Paid Indirectly -- Note 4........................................      (52)
                                                                       --------
NET EXPENSES.........................................................       256
                                                                       --------
NET INVESTMENT LOSS..................................................       (75)
                                                                       --------
NET REALIZED LOSS ON INVESTMENTS.....................................      (375)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS.................     1,071
                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS......................       696
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $    621
                                                                       ========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------
                                                                          PERIOD
                                                                           ENDED
                                                                      APRIL 30, 2006
                                                                       (UNAUDITED)*
                                                                      --------------
OPERATIONS:
Net Investment Loss.................................................     $    (75)
Net Realized Loss on Investments....................................         (375)
Net Change in Unrealized Appreciation on Investments................        1,071
                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................          621
                                                                         --------
CAPITAL SHARE TRANSACTIONS(1):
Institutional Class SharesIssued....................................      145,785
                                                                         --------
Retail Class SharesIssued...........................................       16,200
                                                                         --------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .......................      161,985
                                                                         --------
   TOTAL INCREASE IN NET ASSETS.....................................      162,606
                                                                         --------
NET ASSETS:
Beginning of Period.................................................           --
                                                                         --------
End of Period (including accumulated net investment loss of $(75)) .     $162,606
                                                                         ========

  *  COMMENCED OPERATIONS ON FEBRUARY 28, 2006.
(1) FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS. AMOUNTS DESIGNATED AS "--" ARE $0 OR ROUND TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                      INSTITUTIONAL CLASS SHARES
                                                      --------------------------
                                                                 PERIOD
                                                                  ENDED
                                                             APRIL 30, 2006
                                                              (UNAUDITED)*
                                                             --------------
Net Asset Value, Beginning of Period......................       $10.00
                                                                 ------
Income from Operations:
  Net Investment Income                                           (0.00)(1)(2)
  Net Realized and Unrealized Gain                                 0.00(1)(2)
                                                                 ------
Total from Operations.....................................           --
                                                                 ------
Net Asset Value, End of Period............................       $10.00
                                                                 ======
TOTAL RETURN+.............................................         0.00%***
                                                                 ======
   RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).....................         $146
Ratio of Expenses to Average Net Assets...................         1.00%**(3)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers/Reimbursements) .....................       235.13%**
Ratio of Net Investment Loss to Average Net Assets........        (0.26)%**
Portfolio Turnover Rate...................................           26%***

  +RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN
     WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS
     OR THE  REDEMPTION OF FUND SHARES.

  *  COMMENCED OPERATIONS ON FEBRUARY 28, 2006.
 **  ANNUALIZED
***  NOT ANNUALIZED
(1) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAIN CALCULATED USING AVERAGE SHARES.
(2)  AMOUNT IS LESS THAN $0.01 PER SHARE.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN EQUAL TO THE RATIO PRESENTED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           RETAIL CLASS SHARES
                                                           -------------------
                                                                 PERIOD
                                                                  ENDED
                                                             APRIL 30, 2006
                                                              (UNAUDITED)*
                                                             --------------
Net Asset Value, Beginning of Period......................       $10.00
                                                                 ------
Income from Operations:
   Net Investment Income..................................        (0.01)(1)(2)
   Net Realized and Unrealized Gain.......................         0.00(1)(2)
                                                                 ------
Total from Operations.....................................        (0.01)
                                                                 ------
Net Asset Value, End of Period............................       $ 9.99
                                                                 ======
TOTAL RETURN+.............................................        (0.10)%***
                                                                 ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).....................       $   16
Ratio of Expenses to Average Net Assets...................         1.50%**(3)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers/Reimbursements).......................       244.56%**
Ratio of Net Investment Loss to Average Net Assets........        (0.70)%**
Portfolio Turnover Rate...................................           26%***

  + RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  *  COMMENCED OPERATIONS ON FEBRUARY 28, 2006.
 **  ANNUALIZED
***  NOT ANNUALIZED
(1) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAIN CALCULATED USING AVERAGE SHARES.
(2)  AMOUNT IS LESS THAN $0.01 PER SHARE.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN EQUAL TO THE RATIO PRESENTED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Edgewood Growth Fund (the
"Fund") which offers two classes of shares: Institutional Shares and Retail Shares. The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The Fund commenced operations on February 28, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
     third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

     CLASSES  -- Class  specific  expenses  are borne by that  class of  shares.
     Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS  AND   DISTRIBUTIONS   TO  SHAREHOLDERS  --  Dividends  from  net
     investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of April 30, 2006, $60,233 of offering costs remain to be amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4.  ADMINISTRATION,  SHAREHOLDER  SERVICING,  DISTRIBUTION,  AND TRANSFER  AGENT
    AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee of $90,000, plus $15,000 for each additional class of shares, or 0.10% on the first $250 million, 0.09% on the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets. For the period ended April 30, 2006, the Administrator was paid $7,548.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Distributor receives no fees for its distribution services related to the Fund under this agreement.

The Trust and Distributor are parties to a Distribution Plan dated August 8, 1994, amended and restated on August 14, 2000. The Fund has adopted the Distribution Plan (the "Plan") for Retail Class Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to Retail Class Shares as compensation for distribution services.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets of the Fund, subject to the arrangement for provision of shareholder and administrative services. DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund earned cash management credits which are used to offset transfer agent expenses. During the period, the Fund earned credits of $52 which were used to offset transfer agent expenses.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Edgewood Management, LLC (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.00% and 1.50% for the Institutional and Retail shares average daily net assets, respectively. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
difference between the "Total Annual Fund Operating Expenses" and 1.00% for the Institutional Class Shares, and 1.50% for the Retail Shares, to recapture any of its previous waivers and/or reimbursements. At April 30, 2006, the amount the Adviser may seek as reimbursement of previously waived and/or reimbursed fees from the Fund was $56,964. Wachovia Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. SHARE TRANSACTIONS:

                                                                  PERIOD ENDED
                                                                 APRIL 30, 2006*
                                                                   (UNAUDITED)
                                                                 ---------------
SHARE TRANSACTIONS:
Institutional Class
    Issued.......................................................       14,648
                                                                     ---------
Retail Class
    Issued.......................................................        1,620
                                                                     ---------
NET INCREASE FROM SHARE TRANSACTIONS.............................       16,268
                                                                     =========
  * COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

7. INVESTMENT TRANSACTIONS:

For the period ended April 30, 2006, the Fund made purchases of $215,767 and sales of $43,626 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases of long-term U.S. Government or short-term securities.

8. FEDERAL TAX  INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at April 30, 2006 were as follows:

                    AGGREGATE GROSS        AGGREGATE GROSS
     FEDERAL          UNREALIZED             UNREALIZED         NET UNREALIZED
    TAX COST         APPRECIATION           DEPRECIATION         APPRECIATION
 ---------------  ------------------     ------------------    ----------------
    $200,256            $6,477                $(5,406)              $1,071

9. CONCENTRATION/RISKS:

The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

10. OTHER:

At April 30, 2006,  the  percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for the shares listed of the Fund was as follows:

                                       NO. OF                %
                                    SHAREHOLDERS         OWNERSHIP
                                    ------------         ---------
         Institutional Class Shares       3                100%
         Retail Class Shares              1                100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

 o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

 o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                            BEGINNING         ENDING                    EXPENSE
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                             2/28/06          4/30/06       RATIOS       PERIOD
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares       $1,000.00         $1,000.00       1.00%       $1.70*
Retail Shares               1,000.00            999.00       1.50         2.55*

HYPOTHETICAL 5% RETURN
Institutional Shares        1,000.00          1,019.84       1.00         5.01**
Retail Shares               1,000.00          1,017.36       1.50         7.50**
--------------------------------------------------------------------------------


 *Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period since inception).

**Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The beginning account value for the hypothetical 5% returns are as of November 1, 2005.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), at its February 2006 meeting, the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") considered the approval of the Advisory Agreement for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------

the quality of the Adviser's portfolio management personnel. The Adviser's registration form ("Form ADV") was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

COST OF SERVICES PROVIDED AND ECONOMIES OF SCALE

The Trustees reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

                              EDGEWOOD GROWTH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                             Edgewood Management LLC
                           350 Park Avenue 18th Floor
                         New York, New York 100022-6057

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004












          This information must be preceded or accompanied by a current prospectus for the Fund.


EMC-SA-001-0100

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.